CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
CAPITAL AND RESERVES

13.	CAPITAL AND RESERVES

Common Shares

On May 14, 2024, the Company renewed its normal course issuer bid (“NCIB”) pursuant to which it was authorized to purchase up to approximately 9.47 million Common Shares, representing approximately 5% of the total 189 million Common Shares issued and outstanding as of May 1, 2024. The NCIB terminated May 28, 2025.

During the term of the NCIB, the Company acquired Common Shares primarily to satisfy obligations under its stock-based compensation plans, including the settlement of restricted share units.

On May 30, 2025, the Company announced a new share repurchase authorization, pursuant to which it may repurchase up to the lesser of 35 million shares, or $150 million in value. Repurchases may be made from time to time at prevailing market prices, subject to applicable Canadian securities laws. The program does not have a fixed expiration date and may be suspended or discontinued at any time. The program does not obligate the company to acquire any specific number of Common Shares.

All Common Shares rank equally with regard to the Company’s residual assets. The following table presents the change in issued Common Shares for the periods presented (in thousands):

	As of
	December 31, 2025	December 31, 2024
Common Shares Issued, Beginning Balance	202,941	183,605
Stock Options Exercised	4,390	5,379
Release of Restricted Stock Units	10,716	13,820
Retirement of Shares	(7,569)	—
Warrants Exercised	—	137
Common Shares Issued, Ending Balance	210,478	202,941

Treasury Stock

Treasury stock represents Common Shares repurchased by the Company and is recognized at cost as a reduction of shareholder’s equity. Treasury stock is subsequently reissued in connection with stock-based compensation awards or retired.

As of December 31, 2025 the Company did not hold any treasury stock. The following table presents the changes in treasury stock shares for the periods presented in thousands:

	As of
	December 31, 2025	December 31, 2024
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	8,990	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(7,569)	—
Treasury Stock, Ending Balance	—	442

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024